EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2015
EARNINGS PER SHARE

NOTE 2 — EARNINGS PER SHARE

Basic earnings per share (“EPS”) is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options and stock awards.

The components of basic and diluted EPS were as follows:

(In millions, except earnings per share)

	2015	2014	2013

Year Ended June 30,

Net income available for common shareholders (A)	$12,193	$22,074	$21,863
Weighted average outstanding shares of common stock (B)	8,177	8,299	8,375
Dilutive effect of stock-based awards	77	100	95

Common stock and common stock equivalents (C)	8,254	8,399	8,470

Earnings Per Share

Basic (A/B)	$1.49	$2.66	$2.61
Diluted (A/C)	$1.48	$2.63	$2.58

Anti-dilutive stock-based awards excluded from the calculations of diluted EPS were immaterial during the periods presented.